ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details Narrative)		12 Months Ended
	Feb. 10, 2023	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	1-for-20	1 for 20